UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  9/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Teton Valley Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014

Shares		Value

	TOTAL INVESTMENTS - 0.00%
	(Cost - $0)	$ -
	SECURITIES SOLD SHORT - (98.30) %	(3,086,606)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 198.30%	6,226,461
	NET ASSETS - 100.00%	$ 3,139,855

	SECURITIES SOLD SHORT - 98.30%
	APPAREL - 2.20%
420	Ralph Lauren Corp.	69,187

	BANKS - 2.57%
1,555	Masco Corp.	80,580

	BEVERAGES - 5.36%
690	Keurig Green Mountain, Inc.	89,790
855	Monster Beverage Corp. *	78,378
		168,168
	BUILDING MATERIALS - 5.83%
2,195	Fortune Brands Home & Security, Inc.	90,236
3,880	Masco Corp.	92,810
		183,046
	CHEMICALS - 3.86%
540	Monsanto Co.	60,755
765	Valspar Corp.	60,427
		121,182
	COMMERCIAL SERVICES - 2.54%
800	Towers Watson & Co.	79,600

	COMPUTERS - 2.58%
202	Accenture PLC	16,427
340	International Business Machines Corp.	64,542
		80,969
	COSMETICS - 2.92%
1,228	Estee Lauder Cos, Inc.	91,756

	DISTRIBUTION/WHOLESALE - 4.09%
1,942	Fastenal Co.	87,196
1,510	HD Supply Holdings, Inc. *	41,163
		128,359
	DIVERSIFIED FINANCIAL SERVICES - 1.25%
2,200	Santander Consumer USA Holdings, Inc.	39,182

	FOOD - 8.78%
690	Hain Celestial Group, Inc. *	70,622
1,240	Hormel Foods Corp.	63,724
795	JM Smucker Co.	78,697
1,500	Mondelez International, Inc.	51,398
295	Sysco Corp.	11,195
		275,636
	HEALTHCARE PRODUCTS - 10.10%
1,880	DENTSPLY International, Inc.	85,728
180	Intuitive Surgical, Inc. *	83,128
1,140	Sirona Dental Systems, Inc.	87,415
763	Varian Medical Systems, Inc. *	61,132
		317,403

Teton Valley Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares		Value

	HOME BUILDERS - 5.15%
81	NVR, Inc. *	$ 91,532
3,973	PulteGroup, Inc.	70,163
		161,695
	HOUSEHOLD PRODUCTS/WARES - 5.96%
960	Clorox Co.	92,197
1,579	Jarden Corp. *	94,914
		187,111
	INTERNET - 2.99%
2,882	Rackspace Hosting, Inc. *	93,809

	LEISURE TIME - 5.31%
1,734	Brunswick Corp.	73,071
625	Polaris Industries, Inc.	93,619
		166,690
	MEDIA - 1.50%
727	DISH Network Corp. *	46,950

	MISCELLANEOUS MANUFACTURE - 2.28%
2,053	Leggett & Platt, Inc.	71,690

	PHARMACEUTICALS - 1.02%
200	Jazz Pharmaceuticals PLC *	32,112

	REITS - 1.51%
745	Macerich Co.	47,553

	RETAIL - 7.42%
494	Costco Wholesale Corp.	61,908
700	Dollar General Corp. *	42,777
690	L Brands, Inc.	46,216
1,200	Nordstrom, Inc.	82,043
		232,944
	SEMICONDUCTORS - 2.97%
5,060	NVIDIA Corp.	93,357

	SOFTWARE- 2.96%
1,345	Check Point Software Technologies Ltd. *	93,128

	TELECOMMUNICATIONS- 4.71%
3,100	Cisco Systems, Inc.	78,027
11,000	Sprint Corp. *	69,740
		147,767
	TRANSPORTATION - 2.44%
1,157	CH Robinson Worldwide, Inc.	76,732

	TOTAL SECURITIES SOLD SHORT	3,086,606
	(Proceeds- $3,057,272)

* Non-Income producing security.
REITS - Real Estate Investment Trusts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes for securities held short is $3,057,272 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 34,028
	Unrealized depreciation	(63,362)
	Net unrealized depreciation	$ (29,334)

Teton Valley Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, a security shall be valued at the mean between the current bid and ask prices on the day of valuation.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – The team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Teton Valley Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2014 for the Fund's assets and liabilities measured at fair value:

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks *	$ 3,086,606	$ -	$ -	$ 3,086,606
Total	$ 3,086,606	$ -	$ -	$ 3,086,606
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2, or Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.
* See Portfolio of Investments for industry classification.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/24/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/24/14

By

*/s/ Brian Curley

        Brian Curley, Treasurer

Date

11/24/14